Turnover (Tables)	12 Months Ended
Jun. 30, 2020
Turnover
Schedule of revenue by major product line

for the year ended 30 June	2020 Rm	2019 Rm	2018* Rm
Revenue by major product line
Base Chemicals	51 868	48 113	43 262
Polymers	30 275	25 864	22 332
Solvents	13 226	13 178	12 948
Fertilisers and explosives	3 820	4 718	4 145
Other base chemicals(1)	4 547	4 353	3 837
Performance Chemicals	68 316	67 228	63 916
Organics	52 189	51 405	49 005
Waxes	8 927	8 474	8 456
Advanced materials	7 200	7 349	6 455
Upstream, Energy and Other
Coal	1 343	3 222	3 446
Liquid fuels and crude oil(2)	59 775	75 819	62 555
Gas (methane rich and natural gas) and condensate(2)	5 953	5 986	5 411
Other (Technology, refinery services)(3)	2 313	2 308	1 933
Revenue from contracts with customers(4)	189 568	202 676	180 523
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	799	900	938
	190 367	203 576	181 461

*Sale of goods (2018 — R178 463 million), services rendered (2018 — R1 612 million) and other trading income (2018 — R1 386 million).

(1)Phenolics, Ammonia and Speciality Gases.

(2)Relate to the Exploration and Production International and Energy segments.

(3)Other includes revenue in relation to different insignificant performance obligations mainly for the Energy segment.

(4)Total turnover from our North American operations increased with 15,6% year-on-year, while the total turnover from the rest of the world decreased with 10%.